RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, as of December 31, 2020, the Company improperly valued its Class A ordinary shares subject to possible redemption. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph
10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity for December 31, 2020. This resulted in an adjustment to the carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A ordinary shares.
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per ordinary share calculated to allocate net income (loss) on a pro-rata
basis to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).
The impact of the restatement on the Company’s financial statements is reflected in the following table.

Balance Sheet as of June 19, 2020 (audited)	As Previously Reported	Adjustment	As Restated
Additional paid-in capital	$591,876	$(591,876)	$—
Accumulated deficit	(53,396,448)	591,876	(52,804,572)

Balance Sheet as of June 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(60,499,085)	591,876	(59,907,209)

Balance Sheet as of September 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(61,442,856)	591,876	(60,850,980)

Balance Sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to possible redemption	$511,622,540	$5,877,460	$517,500,000
Class A ordinary shares	$59	$(59)	$—
Additional paid-in capital	$6,724,439	$(6,724,439)	$—
Accumulated deficit	$(82,180,324)	$847,038	$(81,333,286)
Total Shareholders’ Deficit	$(75,454,532)	$(5,877,460)	$(81,331,992)

Balance Sheet as of March 31, 2021
Additional paid-in capital	$847,038	$(847,038)	$—
Accumulated deficit	$(61,622,790)	$847,038	$(60,775,752)

Balance Sheet as of June 30, 2021
Additional paid-in capital	$847,038	$(847,038)	$—
Accumulated deficit	$(64,317,938)	$847,038	$(63,470,900)

Statement of Operations for the Period from February 11, 2020 (Inception) through June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(47,683,929)	4,066,071
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.55)	$(0.55)
Weighted average shares outstanding, Class B ordinary shares	11,389,568	(6,979)	11,382,589
Basic and diluted earnings per share, Class B ordinary shares	$(0.74)	$0.19	$(0.55)

Balance Sheet as of June 19, 2020 (audited)	As Previously Reported	Adjustment	As Restated
Statement of Operations for the Three Months Ended June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(45,494,505)	6,255,495
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.48)	$(0.48)
Basic and diluted earnings per share, Class B ordinary shares	$(0.74)	$0.26	$(0.48)

Statement of Operations for the Period from February 11, 2020 (Inception) through September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(28,774,784)	22,975,216
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.27)	$(0.27)
Weighted average shares outstanding, Class B ordinary shares	12,022,500	(23,308)	11,999,192
Basic and diluted earnings per share, Class B ordinary shares	$(0.78)	$0.51	$(0.27)

Statement of Operations for the Three Months Ended September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	—	51,750,000
Basic and diluted earnings per share, Class A ordinary shares	$0.00	$(0.01)	$(0.01)
Basic and diluted earnings per share, Class B ordinary shares	$(0.07)	$0.06	$(0.01)

Statement of Operations for the Period from February 11, 2020 (Inception) through December 30, 2020 (audited)
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(20,604,167)	31,145,833
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.69)	$(0.69)
Weighted average shares outstanding, Class B ordinary shares	12,288,052	(22,427)	12,265,625
Basic and diluted earnings per share, Class B ordinary shares	$(2.43)	$1.74	$(0.69)

Statement of Operations for the Three Months Ended March 31, 2021
Weighted average shares outstanding, Class A ordinary shares	51,162,254	587,746	51,750,000
Basic and diluted earnings per share, Class A ordinary shares	$—	$0.32	$0.32
Weighted average shares outstanding, Class B ordinary shares	13,525,246	(587,746)	12,937,500
Basic and diluted earnings per share, Class B ordinary shares	$1.52	$(1.20)	$0.32

Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.04)	$(0.04)
Basic and diluted earnings per share, Class B ordinary shares	$(0.21)	$0.17	$(0.04)

Statement of Operations for the Six Months Ended June 30, 2021
Weighted average shares outstanding, Class A ordinary shares	51,457,751	292,249	51,750,000
Basic and diluted earnings per share, Class A ordinary shares	$—	$0.28	$0.28
Weighted average shares outstanding, Class B ordinary shares	13,229,749	(292,249)	12,937,500
Basic and diluted earnings per share, Class B ordinary shares	$1.35	$(1.07)	$0.28

Statement of Changes in Shareholders Equity (Deficit) for the Period from February 11, 2020 (Inception) through December 30, 2020 (audited)
Offering costs allocated to equity in connection with IPO	(27,860,038)	27,860,038	—

Balance Sheet as of June 19, 2020 (audited)	As Previously Reported	Adjustment	As Restated
Initial Classification of Public Warrants	(24,150,000)	24,150,000	—
Initial Classification of FPA Liability	(255,538)	255,538	—
Change in value of ordinary shares subject to possible redemption	5,877,460	(5,877,460)	—
Accretion to shares subject to redemption	—	(52,265,576)	(52,265,576)
Total Shareholders’ deficit	(75,454,532)	(5,877,460)	(81,331,992)

Statement of Changes in Shareholders Equity (Deficit) for the Three Months Ended March 31, 2021
Change in value of ordinary shares subject to possible redemption	(5,877,460)	5,877,460	—

Statement of Cash Flows for the Period from February 11, 2020 (Inception) through December 30, 2020 (audited)
Change in Class A ordinary shares subject to possible redemption	(5,877,460)	5,877,460	—

Statement of Cash Flows for the Three Months Ended March 31, 2021
Change in Class A ordinary shares subject to possible redemption	5,877,460	(5,877,460)	—

NOTE 2. CORRECTION OF AN ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS
On April 12, 2021,
 the Staff of the SEC issued a statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies.” In the statement, the SEC Staff, among other things, highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of special purpose acquisition companies such as the Company. As a result of the Staff statement and in light of evolving views as to certain provisions commonly included in warrants issued by special purpose acquisition companies, we re-evaluated
the accounting for our
Warrants and FPA under ASC 815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, and concluded that they do not meet the criteria to be classified in shareholders’ equity. Since the Warrants and FPA meet the definition of a derivative under ASC 815-40, we have restated the financial statements to classify the Warrants and FPA as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date in Amendment No. 1 on Form 10-K/A for the period of December 31, 2020. Following the process of evaluating the accounting for the Company’s outstanding warrants and FPA and in connection with the preparation of the Company’s financial statements for the period ended March 31, 2021, the Company also determined that it was necessary to further restate its financial statements to reclassify Class A ordinary shares between temporary equity and permanent equity which the Company filed in Amendment No. 2 on Form 10-K/A for the period of December 31, 2020.
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, as of December 31, 2020, the Company improperly valued its Class A ordinary shares subject to possible redemption. In accordance with ASC 480, paragraph
10-S99,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity for December 31, 2020. This resulted in an adjustment to the carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A ordinary shares.
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per ordinary share calculated to allocate net income (loss) on a pro-rata
basis to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).
The impact of the Third Restatement on the Company’s financial statements is reflected in the following table.

	As Reported Per Amendment #2	Adjustment	As Restated
Balance Sheet as of June 19, 2020
Additional paid-in capital	$591,876	$(591,876)	$—
Accumulated deficit	(53,396,448)	591,876	(52,804,572)
Balance Sheet as of June 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(60,499,085)	591,876	(59,907,209)
Balance Sheet as of September 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(61,442,856)	591,876	(60,850,980)

	As Reported Per Amendment #2	Adjustment	As Restated
Balance Sheet as of December 31, 2020
Class A ordinary shares subject to possible redemption	$511,622,540	$5,877,460	$517,500,000
Class A ordinary shares	$59	$(59)	$—
Additional paid-in capital	$6,724,439	$(6,724,439)	$—
Accumulated deficit	$(82,180,324)	$847,038	$(81,333,286)
Total Shareholders’ Deficit	$(75,454,532)	$(5,877,460)	$(81,331,992)
Statement of Operations for the Period from February 11, 2020 (Inception) through June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(47,683,929)	4,066,071
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.55)	$(0.55)
Weighted average shares outstanding, Class B ordinary shares	11,389,568	(6,979)	11,382,589
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.74)	$0.19	$(0.55)
Statement of Operations for the Three Months Ended June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(45,494,505)	6,255,495
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.48)	$(0.48)
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.74)	$0.26	$(0.48)
Statement of Operations for the Period from February 11, 2020 (Inception) through September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(28,774,784)	22,975,216
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.27)	$(0.27)
Weighted average shares outstanding, Class B ordinary shares	12,022,500	(23,308)	11,999,192
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.78)	$0.51	$(0.27)
Statement of Operations for the Three Months Ended September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	—	51,750,000
Basic and diluted net loss per ordinary share, Class A ordinary shares	$(0.00)	$(0.01)	$(0.01)
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.07)	$0.06	$(0.01)

	As Reported Per Amendment #2	Adjustment	As Restated
Statement of Operations for the Period from February 11, 2020 (Inception) through December 31, 2020 (audited)
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(20,604,167)	31,145,833
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.69)	$(0.69)
Weighted average shares outstanding, Class B ordinary shares	12,288,052	(22,427)	12,265,625
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(2.43)	$1.74	$(0.69)
Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2020
Offering costs allocated to equity in connection with Initial Public Offering	(27,860,038)	27,860,038	—
Initial Classification of Public Warrants	(24,150,000)	24,150,000	—
Initial Classification of FPA Liability	(255,538)	255,538	—
Accretion of Class A ordinary shares to redemption value	—	(52,265,576)	(52,265,576)
Total Shareholders’ deficit	(59,905,915)	—	(59,905,915)
Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended December 31, 2020
Change in value of ordinary shares subject to possible redemption	5,877,460	(5,877,460)	—
Total Shareholders’ deficit	(75,454,532)	(5,877,460)	(81,331,992)
Statement of Cash Flows for the Period from February 11, 2020 (Inception) through December 31, 2020 (audited)
Change in Class A ordinary shares subject to possible redemption	(5,877,460)	5,877,460	—